Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Details of Income Taxes as Reported
	Years Ended December 31,
	2011	2010	2009
	(in millions)
Federal:
Current	$20	$(134)	$(575)
Deferred	786	760	1,171
Total Federal	806	626	596

State and Local:
Current	37	(20)	(76)
Deferred	(25)	38	55
Total State and Local	12	18	(21)

International:
Current	-	(1)	-
Deferred	-	-	-
Total International	-	(1)	-

Income Tax Expense	$818	$643	$575

Reconciliation of Federal Statutory Tax Rate to Reported Tax Rate
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Net Income	$1,949	$1,218	$1,365
Extraordinary Items, Net of Tax of $(112) million and $3 million in 2011
and 2009, respectively	(373)	-	5
Income Before Extraordinary Items	1,576	1,218	1,370
Income Tax Expense	818	643	575
Pretax Income	$2,394	$1,861	$1,945

Income Taxes on Pretax Income at Statutory Rate (35%)	$838	$651	$681
Increase (Decrease) in Income Taxes resulting from the following items:
Depreciation	41	47	31
Investment Tax Credits, Net	(15)	(16)	(19)
Energy Production Credits	(18)	(20)	(15)
State and Local Income Taxes, Net	(22)	11	(14)
Removal Costs	(20)	(19)	(19)
AFUDC	(42)	(33)	(36)
Medicare Subsidy	1	12	(11)
Valuation Allowance	86	-	-
Tax Reserve Adjustments	2	(16)	(6)
Other	(33)	26	(17)
Income Tax Expense	$818	$643	$575

Effective Income Tax Rate	34.2%	34.6%	29.6%

Reconciliation of Significant Temporary Differences
	December 31,
	2011	2010

	(in millions)
Deferred Tax Assets	$2,855	$2,519
Deferred Tax Liabilities	(11,185)	(10,009)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

Property Related Temporary Differences	$(5,963)	$(5,301)
Amounts Due from Customers for Future Federal Income Taxes	(259)	(250)
Deferred State Income Taxes	(668)	(622)
Securitized Transition Assets	(621)	(651)
Regulatory Assets	(1,208)	(867)
Postretirement Benefits	424	356
Accrued Pensions	149	218
Deferred Income Taxes on Other Comprehensive Loss	254	207
Accrued Nuclear Decommissioning	(436)	(395)
Net Operating Loss Carryforward	125	-
Tax Credit Carryforward	182	-
Valuation Allowance	(86)	-
All Other, Net	(223)	(185)
Net Deferred Tax Liabilities	$(8,330)	$(7,490)

State Net Income Tax Operating Loss Carryforwards
	State Net Income
	Tax Operating
	Loss	Year of
State	Carryforward	Expiration

	(in millions)
Oklahoma	$135	2031
Tennessee	13	2026
Virginia	358	2031
West Virginia	511	2031

Summary of Interest Income, Expense And Reversal
	Years Ended December 31,
	2011	2010	2009

	(in millions)
Interest Expense	$8	$8	$1
Interest Income	22	11	5
Reversal of Prior Period Interest Expense	13	5	5

Amounts Accrued For Interest Related to Uncertain Tax Positions
	December 31,
	2011	2010

	(in millions)
Accrual for Receipt of Interest	$13	$42
Accrual for Payment of Interest and Penalties	6	21

Reconciliation of Beginning and Ending Unrecognized Tax Benefits
	2011	2010	2009

	(in millions)
Balance at January 1,	$219	$237	$237
Increase - Tax Positions Taken During a Prior Period	51	40	56
Decrease - Tax Positions Taken During a Prior Period	(43)	(43)	(65)
Increase - Tax Positions Taken During the Current Year	10	-	16
Decrease - Tax Positions Taken During the Current Year	-	(6)	-
Increase - Settlements with Taxing Authorities	-	-	1
Decrease - Settlements with Taxing Authorities	(31)	(2)	-
Decrease - Lapse of the Applicable Statute of Limitations	(38)	(7)	(8)
Balance at December 31,	$168	$219	$237